Schedule 1 - Registrant's Condensed Financial Statements - Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014
Condensed Financial Statements, Captions [Line Items]
Transaction expense, non deductible for tax purposes	$ 1.3					$ 0.2	$ 0.5
Transaction expense	(3.5)	$ 10.7	$ 7.4	$ 25.4	$ 22.2	19.5	14.4
Deferred tax asset	(3.5)			$ 0.0	$ (5.8)	(7.5)	0.6
Parent Company
Condensed Financial Statements, Captions [Line Items]
Transaction expense, non deductible for tax purposes	3.7
Transaction expense	9.8					$ 0.0	0.0
Deferred tax asset, non deductible for tax purposes	6.1
Deferred tax asset	2.2
Income tax amortization, non deductible for tax purposes	0.4						0.4
Amortization	$ 0.1						$ 0.1